Note 9 - Intangible Assets	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Intangible Assets Disclosure [Text Block]
9.	Intangible assets

December 31, 2016	Gross carrying amount	Accumulated amortization	Net

Customer lists and relationships	$168,998	$64,397	$104,601
Franchise rights	5,301	3,478	1,823
Trademarks and trade names:
Indefinite life	23,604	-	23,604
Finite life	2,993	1,484	1,509
Management contracts and other	13,586	5,566	8,020
	$214,482	$74,925	$139,557

December 31, 2015	Gross carrying amount	Accumulated amortization	Net

Customer lists and relationships	$134,112	$50,029	$84,083
Franchise rights	5,444	3,222	2,222
Trademarks and trade names:
Indefinite life	23,639	-	23,639
Finite life	2,312	1,220	1,092
Management contracts and other	13,690	4,213	9,477
Brokerage backlog	3,588	3,139	449
	$182,785	$61,823	$120,962

During the year ended
December
31,
2016,
the Company acquired the following intangible assets:

	Amount	Estimated weighted average amortization period (years)

Customer lists and relationships	$39,457	12.9
Trademarks and trade names - finite life	1,634	2.0
Brokerage backlog	2,299	0.3
Other	212	6.3

	$43,602	11.8

The following is the estimated annual amortization expense for recorded intangible assets for each of the next five
years ending
December
31:

2017	$18,169
2018	16,329
2019	14,802
2020	13,361
2021	12,049